Liabilities, Commitments and Contingencies - Schedule of Contractual Obligation, Fiscal Year Maturity (Details) - Financing Commitment - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Commitments [Line Items]
July through December 2024	$ 1,508
2025	3,529	$ 1,946
2026	4,027	3,098
2027	2,891	4,829
2028	1,643	2,421
2028		1,641
Thereafter		3,068
Total	17,356	$ 17,003	$ 16,105
Thereafter	$ 3,758